Expense Example - VIPRealEstatePortfolio-InitialServiceService2PRO - VIPRealEstatePortfolio-InitialServiceService2PRO - VIP Real Estate Portfolio	Apr. 30, 2025 USD ($)
VIP Real Estate Portfolio - Initial Class
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	762
VIP Real Estate Portfolio - Service Class
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
VIP Real Estate Portfolio - Service Class 2
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	$ 1,061